Employee Benefit Plans - Actual Fair Values of Pension Plans (Details) - Noble Finance Company [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-US
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 78,465	$ 79,146	$ 83,808	$ 76,429
Non-US | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78,465		83,808
Non-US | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Non-US | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Non-US | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	938		5,405
Non-US | Cash and cash equivalents | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	938		5,405
Non-US | Cash and cash equivalents | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Non-US | Cash and cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Non-US | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,546		4,179
Non-US | Equity securities | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,546		4,179
Non-US | Equity securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Non-US | Equity securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Non-US | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	66,981		72,407
Non-US | Corporate bonds | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	66,981		72,407
Non-US | Corporate bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Non-US | Corporate bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Non-US | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			1,817
Non-US | Other | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			1,817
Non-US | Other | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			0
Non-US | Other | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			0
US plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	226,830	$ 221,743	222,417	$ 194,160
US plans | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	137,431		175,809
US plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89,399		46,608
US plans | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
US plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,718		1,727
US plans | Cash and cash equivalents | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,718		1,727
US plans | Cash and cash equivalents | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
US plans | Cash and cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
US plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	103,504		83,645
US plans | Corporate bonds | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	100,342		82,669
US plans | Corporate bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,162		976
US plans | Corporate bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
US plans | United States
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	86,237		78,019
US plans | United States | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		32,387
US plans | United States | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	86,237		45,632
US plans | United States | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
US plans | International, equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			32,310
US plans | International, equity securities | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			32,310
US plans | International, equity securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			0
US plans | International, equity securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			0
US plans | Treasury bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33,371		26,716
US plans | Treasury bonds | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33,371		26,716
US plans | Treasury bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
US plans | Treasury bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0		$ 0